STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.6%
American Axle & Manufacturing Holdings, Inc.	164,982	[a]	1,463,390
Dorman Products, Inc.	41,246	[a]	4,003,337
Gentherm, Inc.	48,381	[a]	3,600,998
LCI Industries	37,096		4,162,913
Motorcar Parts of America, Inc.	27,104	[a]	394,634
Patrick Industries, Inc.	31,128		2,209,154
Standard Motor Products, Inc.	27,335		1,105,974
Winnebago Industries, Inc.	44,290		2,820,387
XPEL, Inc.	28,610	[a,b]	2,176,363
			21,937,150
Banks - 11.5%
Ameris Bancorp	94,498		4,456,526
Axos Financial, Inc.	77,666	[a]	3,737,288
Banc of California, Inc.	81,120		1,413,110
BancFirst Corp.	25,237	[b]	2,173,663
BankUnited, Inc.	111,667		4,203,146
Banner Corp.	49,185		3,188,664
Berkshire Hills Bancorp, Inc.	64,995		2,018,095
Brookline Bancorp, Inc.	129,050		1,687,974
Capitol Federal Financial, Inc.	186,840		1,563,851
Central Pacific Financial Corp.	39,476		892,158
City Holding Co.	21,447		2,032,961
Columbia Banking System, Inc.	113,353		3,503,741
Community Bank System, Inc.	77,976		4,499,995
Customers Bancorp, Inc.	44,868	[a]	1,362,641
CVB Financial Corp.	190,695		4,618,633
Dime Community Bancshares, Inc.	46,559		1,388,389
Eagle Bancorp, Inc.	46,215		2,194,750
FB Financial Corp.	50,550		1,898,658
First Bancorp/NC	51,731		2,061,480
First Bancorp/Puerto Rico	266,230		3,580,793
First Commonwealth Financial Corp.	136,557		2,008,753
First Financial Bancorp	136,618		3,460,534
First Hawaiian, Inc.	185,267		5,083,726
Hanmi Financial Corp.	44,299		1,031,724
Heritage Financial Corp.	50,824		1,450,009
Hilltop Holdings, Inc.	67,268		2,199,664
HomeStreet, Inc.	26,031		717,675
Hope Bancorp, Inc.	172,824		2,227,701

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Banks - 11.5% (continued)
Independent Bank Corp.	66,388		5,290,460
Independent Bank Group, Inc.	51,621		3,164,367
Lakeland Financial Corp.	36,853		2,605,876
Mr. Cooper Group, Inc.	102,219	[a]	4,701,052
National Bank Holdings Corp., Cl. A	54,926		2,319,525
NBT Bancorp, Inc.	61,989		2,436,788
NMI Holdings, Inc., Cl. A	121,451	[a]	2,821,307
Northfield Bancorp, Inc.	60,898		910,425
Northwest Bancshares, Inc.	183,377		2,592,951
OFG Bancorp	69,640		1,971,508
Pacific Premier Bancorp, Inc.	137,594		4,449,790
Park National Corp.	21,079		2,640,145
Pathward Financial, Inc.	41,517		2,060,074
Preferred Bank	18,887		1,343,432
Provident Financial Services, Inc.	109,236		2,562,677
Renasant Corp.	81,472		2,898,774
S&T Bancorp, Inc.	57,193		2,080,681
Seacoast Banking Corp. of Florida	119,837		3,847,966
ServisFirst Bancshares, Inc.	70,936		4,836,416
Simmons First National Corp., Cl. A	183,572		4,095,491
Southside Bancshares, Inc.	44,126		1,671,493
Stellar Bancorp, Inc.	64,222	[b]	1,805,280
The Bancorp, Inc.	81,047	[a]	2,749,925
Tompkins Financial Corp.	18,079		1,361,891
Triumph Financial, Inc.	32,803	[a]	1,828,111
TrustCo Bank Corp.	27,298		980,271
Trustmark Corp.	88,365		2,573,189
United Community Banks, Inc.	154,092		5,014,154
Veritex Holdings, Inc.	78,256		2,202,906
Walker & Dunlop, Inc.	44,816		4,274,550
Westamerica Bancorporation	39,024		2,168,173
WSFS Financial Corp.	89,143		4,306,498
			161,222,448
Capital Goods - 11.6%
3D Systems Corp.	188,895	[a,b]	2,051,400
AAON, Inc.	60,941		4,651,017
AAR Corp.	48,320	[a]	2,485,581
Aerojet Rocketdyne Holdings, Inc.	110,276	[a]	6,166,634
AeroVironment, Inc.	36,268	[a,b]	3,226,764
Alamo Group, Inc.	14,908		2,332,655
Albany International Corp., Cl. A	45,113		5,059,423
American Woodmark Corp.	24,368	[a]	1,396,043
Apogee Enterprises, Inc.	32,759		1,534,432
Applied Industrial Technologies, Inc.	55,934		8,010,308

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 11.6% (continued)
Arcosa, Inc.	69,867		4,141,017
Astec Industries, Inc.	32,642		1,440,818
AZZ, Inc.	35,677		1,515,559
Barnes Group, Inc.	73,653		3,259,882
Boise Cascade Co.	57,615		4,319,397
CIRCOR International, Inc.	29,086	[a]	804,228
Comfort Systems USA, Inc.	52,071		6,302,674
DXP Enterprises, Inc.	22,721	[a]	688,446
Encore Wire Corp.	26,778		4,322,773
Enerpac Tool Group Corp.	82,380	[a]	2,186,365
EnPro Industries, Inc.	30,334		3,672,537
ESCO Technologies, Inc.	37,695		3,710,696
Federal Signal Corp.	87,840		4,677,480
Franklin Electric Co.	56,444		5,096,893
Gibraltar Industries, Inc.	44,855	[a]	2,402,882
GMS, Inc.	61,792	[a]	3,665,501
Granite Construction, Inc.	63,468		2,702,467
Griffon Corp.	68,741		2,810,132
Hillenbrand, Inc.	100,554		4,711,960
Insteel Industries, Inc.	28,108		842,959
John Bean Technologies Corp.	46,137		5,154,887
Kaman Corp.	41,566		1,048,295
Lindsay Corp.	15,882		2,487,439
Masterbrand, Inc.	188,299	[a]	1,732,351
Moog, Inc., Cl. A	41,841		3,988,284
Mueller Industries, Inc.	82,532		5,409,973
MYR Group, Inc.	24,014	[a]	2,378,827
National Presto Industries, Inc.	7,493	[a]	574,039
NOW, Inc.	159,700	[a]	2,242,188
Park Aerospace Corp.	28,358		394,460
PGT Innovations, Inc.	86,839	[a]	1,884,406
Powell Industries, Inc.	13,018		516,815
Proto Labs, Inc.	39,721	[a]	1,215,463
Quanex Building Products Corp.	48,635		1,259,160
Resideo Technologies, Inc.	212,798	[a]	4,092,106
SPX Technologies, Inc.	65,508	[a]	4,913,755
Standex International Corp.	17,422		2,013,461
Tennant Co.	27,014		1,894,492
The Greenbrier Companies, Inc.	46,897	[b]	1,450,055
Titan International, Inc.	75,020	[a]	1,252,084
Trinity Industries, Inc.	117,308		3,374,951
Triumph Group, Inc.	93,774	[a]	1,068,086
UFP Industries, Inc.	89,460		8,368,983
Veritiv Corp.	19,539		2,443,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 11.6% (continued)
Wabash National Corp.	68,827		1,772,984
			163,119,624
Commercial & Professional Services - 3.5%
ABM Industries, Inc.	96,627		4,532,773
Brady Corp., Cl. A	67,599		3,614,519
CoreCivic, Inc.	166,189	[a]	1,768,251
Deluxe Corp.	62,659		1,252,553
Exponent, Inc.	73,495		7,536,177
Forrester Research, Inc.	16,292	[a]	603,782
Harsco Corp.	113,577	[a]	901,801
Healthcare Services Group, Inc.	106,034		1,428,278
Heidrick & Struggles International, Inc.	29,355		902,960
HNI Corp.	60,160		1,911,283
Interface, Inc.	85,633		974,504
KAR Auction Services, Inc.	157,705	[a]	2,296,185
Kelly Services, Inc., Cl. A	49,168		889,941
Korn Ferry	77,226		4,169,432
Matthews International Corp., Cl. A	43,981		1,629,056
MillerKnoll, Inc.	110,250		2,632,770
NV5 Global, Inc.	18,216	[a]	2,428,011
Pitney Bowes, Inc.	232,052	[b]	1,000,144
Resources Connection, Inc.	46,725	[b]	806,941
The GEO Group, Inc.	181,283	[a,b]	2,084,754
TrueBlue, Inc.	48,325	[a]	948,620
UniFirst Corp.	21,816		4,329,167
Viad Corp.	30,693	[a]	906,978
			49,548,880
Consumer Durables & Apparel - 3.9%
Cavco Industries, Inc.	11,998	[a]	3,192,668
Century Communities, Inc.	40,995		2,508,894
Ethan Allen Interiors, Inc.	33,644		966,929
G-III Apparel Group Ltd.	61,775	[a]	1,045,233
Green Brick Partners, Inc.	39,178	[a,b]	1,222,354
Installed Building Products, Inc.	34,149		3,759,463
iRobot Corp.	39,962	[a]	1,798,290
Kontoor Brands, Inc.	71,857		3,431,890
La-Z-Boy, Inc.	62,553		1,778,382
LGI Homes, Inc.	29,844	[a,b]	3,397,739
M.D.C. Holdings, Inc.	82,957		3,132,456
M/I Homes, Inc.	39,590	[a]	2,367,482
Meritage Homes Corp.	53,078	[a]	5,715,970
Movado Group, Inc.	23,684		837,466
Oxford Industries, Inc.	21,670		2,540,157
Sonos, Inc.	185,470	[a,b]	3,420,067

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Durables & Apparel - 3.9% (continued)
Steven Madden Ltd.	106,255		3,809,242
Sturm Ruger & Co.	25,250	[b]	1,436,725
Tri Pointe Homes, Inc.	146,791	[a]	3,242,613
Universal Electronics, Inc.	18,204	[a]	426,520
Vista Outdoor, Inc.	81,895	[a,b]	2,403,618
Wolverine World Wide, Inc.	113,405		1,829,223
			54,263,381
Consumer Services - 2.9%
Adtalem Global Education, Inc.	65,925	[a]	2,517,016
BJ's Restaurants, Inc.	33,744	[a]	1,065,298
Bloomin' Brands, Inc.	127,692		3,096,531
Brinker International, Inc.	63,685	[a]	2,513,010
Chuy's Holdings, Inc.	25,892	[a]	886,283
Dave & Buster's Entertainment, Inc.	60,794	[a]	2,635,420
Dine Brands Global, Inc.	22,678	[b]	1,753,236
El Pollo Loco Holdings, Inc.	26,961	[a]	330,811
Frontdoor, Inc.	118,412	[a]	3,218,438
Golden Entertainment, Inc.	32,043	[a]	1,265,698
Jack in the Box, Inc.	30,497		2,317,162
Mister Car Wash, Inc.	114,545	[a]	1,176,377
Monarch Casino & Resort, Inc.	19,080	[a]	1,461,910
Perdoceo Education Corp.	98,518	[a]	1,474,814
Ruth's Hospitality Group, Inc.	44,346		767,629
Shake Shack, Inc., Cl. A	54,098	[a]	3,077,094
Six Flags Entertainment Corp.	106,496	[a,b]	2,859,418
Strategic Education, Inc.	32,335		3,018,472
Stride, Inc.	59,656	[a]	2,561,032
The Cheesecake Factory, Inc.	69,430	[b]	2,725,127
WW International, Inc.	80,583	[a]	400,497
			41,121,273
Diversified Financials - 3.3%
Apollo Commercial Real Estate Finance, Inc.	187,293	[c]	2,279,356
ARMOUR Residential REIT, Inc.	194,180	[c]	1,219,450
Avantax, Inc.	69,142	[a]	2,014,798
B. Riley Financial, Inc.	23,321	[b]	996,506
Bread Financial Holdings, Inc.	72,517		2,975,372
Brightsphere Investment Group, Inc.	46,201		1,083,413
Donnelley Financial Solutions, Inc.	36,582	[a]	1,668,505
Ellington Financial, Inc.	82,669	[c]	1,135,045
Encore Capital Group, Inc.	33,665	[a]	1,875,814
Enova International, Inc.	45,418	[a]	2,073,332
EZCORP, Inc., Cl. A	78,766	[a]	717,558
Franklin BSP Realty Trust, Inc.	118,705	[c]	1,721,222

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Diversified Financials - 3.3% (continued)
Granite Point Mortgage Trust, Inc.	76,722	[c]	512,503
Green Dot Corp., Cl. A	67,706	[a]	1,224,124
Invesco Mortgage Capital, Inc.	50,224	[b,c]	737,791
KKR Real Estate Finance Trust, Inc.	82,668	[c]	1,316,901
LendingTree, Inc.	15,845	[a]	628,413
New York Mortgage Trust, Inc.	545,828	[c]	1,702,983
PennyMac Mortgage Investment Trust	129,051	[b,c]	1,968,028
Piper Sandler Cos.	20,559		2,921,434
PRA Group, Inc.	57,146	[a]	2,299,555
PROG Holdings, Inc.	71,984	[a]	1,604,523
Ready Capital Corp.	144,141	[b,c]	1,906,985
Redwood Trust, Inc.	165,476	[c]	1,383,379
StoneX Group, Inc.	24,994	[a]	2,196,473
Two Harbors Investment Corp.	126,398	[c]	2,267,580
Virtus Investment Partners, Inc.	9,833		2,112,915
WisdomTree, Inc.	162,178	[b]	934,145
World Acceptance Corp.	4,649	[a,b]	445,002
			45,923,105
Energy - 4.4%
Archrock, Inc.	194,439		1,926,890
Bristow Group, Inc.	34,704	[a]	1,059,860
Callon Petroleum Co.	74,326	[a,b]	3,162,571
Civitas Resources, Inc.	75,300	[b]	5,011,215
CONSOL Energy, Inc.	47,760		2,761,961
Core Laboratories NV	68,045	[b]	1,741,952
DMC Global, Inc.	28,017	[a]	637,107
Dorian LPG Ltd.	45,432		901,825
Dril-Quip, Inc.	48,360	[a]	1,485,136
Green Plains, Inc.	86,206	[a,b]	2,997,383
Helix Energy Solutions Group, Inc.	208,113	[a]	1,650,336
Helmerich & Payne, Inc.	152,790		7,401,148
Nabors Industries Ltd.	12,888	[a]	2,288,136
Oceaneering International, Inc.	145,696	[a]	3,110,610
Oil States International, Inc.	90,918	[a]	778,258
Par Pacific Holdings, Inc.	80,788	[a]	2,159,463
Patterson-UTI Energy, Inc.	314,212		5,278,762
ProPetro Holding Corp.	137,806	[a]	1,371,170
Ranger Oil Corp., Cl. A	27,720		1,164,240
REX American Resources Corp.	22,494	[a]	736,004
RPC, Inc.	119,612		1,186,551
SM Energy Co.	178,711		5,874,231
Talos Energy, Inc.	95,278	[a]	1,887,457
U.S. Silica Holdings, Inc.	108,243	[a]	1,324,894
Vital Energy, Inc.	24,501	[a,b]	1,378,916

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 4.4% (continued)
World Fuel Services Corp.	89,867		2,543,236
			61,819,312
Food & Staples Retailing - .8%
PriceSmart, Inc.	36,542	[a]	2,715,436
SpartanNash Co.	51,852		1,642,671
The Andersons, Inc.	44,688		1,643,625
The Chefs' Warehouse, Inc.	49,639	[a]	1,897,699
United Natural Foods, Inc.	84,983	[a]	3,536,992
			11,436,423
Food, Beverage & Tobacco - 2.6%
B&G Foods, Inc.	104,966	[b]	1,471,623
Calavo Growers, Inc.	25,194		807,468
Cal-Maine Foods, Inc.	55,284		3,163,350
Fresh Del Monte Produce, Inc.	44,698		1,278,363
Hostess Brands, Inc.	193,734	[a]	4,481,067
J&J Snack Foods Corp.	21,554		3,088,688
John B. Sanfilippo & Son, Inc.	12,939		1,093,475
MGP Ingredients, Inc.	22,155		2,160,999
National Beverage Corp.	33,854	[a]	1,496,347
Seneca Foods Corp., Cl. A	7,579	[a]	473,687
The Hain Celestial Group, Inc.	130,508	[a]	2,678,024
The Simply Good Foods Company	121,772	[a]	4,420,324
Tootsie Roll Industries, Inc.	25,886	[b]	1,157,881
TreeHouse Foods, Inc.	72,824	[a]	3,526,866
Universal Corp.	36,029		1,958,897
Vector Group Ltd.	190,848		2,471,482
			35,728,541
Health Care Equipment & Services - 6.5%
AdaptHealth Corp.	111,283	[a,b]	2,384,795
Addus HomeCare Corp.	23,376	[a]	2,513,388
Agiliti, Inc.	48,276	[a]	890,692
AMN Healthcare Services, Inc.	62,773	[a]	6,016,164
AngioDynamics, Inc.	57,555	[a]	749,366
Apollo Medical Holdings, Inc.	57,208	[a,b]	2,038,893
Artivion, Inc.	59,039	[a]	769,869
Avanos Medical, Inc.	67,771	[a]	2,076,503
Cardiovascular Systems, Inc.	60,649	[a]	845,447
Community Health Systems, Inc.	180,674	[a]	943,118
Computer Programs & Systems, Inc.	21,089	[a]	619,595
CONMED Corp.	44,114	[b]	4,224,357
CorVel Corp.	13,225	[a]	2,356,166
Cross Country Healthcare, Inc.	52,025	[a]	1,443,694
Cutera, Inc.	25,899	[a,b]	902,062
Embecta Corp.	84,559	[b]	2,231,512

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 6.5% (continued)
Enhabit, Inc.	71,241	[a]	1,094,262
Fulgent Genetics, Inc.	28,370	[a,b]	958,339
Glaukos Corp.	68,655	[a]	3,367,528
HealthStream, Inc.	34,948	[a]	845,043
Heska Corp.	14,604	[a,b]	1,306,182
Inogen, Inc.	32,672	[a]	762,238
Integer Holdings Corp.	48,301	[a]	3,178,689
LeMaitre Vascular, Inc.	28,419		1,340,808
Meridian Bioscience, Inc.	63,258	[a,d]	2,150,772
Merit Medical Systems, Inc.	82,611	[a]	5,894,295
Mesa Laboratories, Inc.	7,309	[b]	1,421,893
ModivCare, Inc.	18,399	[a]	1,973,477
NeoGenomics, Inc.	183,985	[a]	2,185,742
NextGen Healthcare, Inc.	79,603	[a]	1,514,049
NuVasive, Inc.	75,666	[a]	3,450,370
OptimizeRx Corp.	24,562	[a]	440,888
OraSure Technologies, Inc.	105,894	[a]	590,889
Orthofix Medical, Inc.	49,361	[a]	1,067,678
Owens & Minor, Inc.	110,370	[a]	2,178,704
Pediatrix Medical Group, Inc.	117,663	[a]	1,806,127
RadNet, Inc.	69,864	[a]	1,470,637
Select Medical Holdings Corp.	152,049		4,420,064
Simulations Plus, Inc.	22,850		940,049
SurModics, Inc.	20,071	[a]	564,196
The Ensign Group, Inc.	80,528		7,509,236
The Pennant Group, Inc.	40,621	[a]	525,636
U.S. Physical Therapy, Inc.	18,850		1,868,977
Varex Imaging Corp.	58,194	[a]	1,250,589
Veradigm, Inc.	158,937	[a]	2,846,562
Zimvie, Inc.	29,469	[a]	289,091
Zynex, Inc.	32,324	[a]	456,738
			90,675,369
Household & Personal Products - 1.6%
Central Garden & Pet Co.	14,471	[a]	606,914
Central Garden & Pet Co., Cl. A	59,930	[a]	2,375,026
e.l.f. Beauty, Inc.	72,723	[a]	4,185,209
Edgewell Personal Care Co.	75,219		3,223,886
Inter Parfums, Inc.	25,932		3,065,681
Medifast, Inc.	15,776		1,758,235
Nu Skin Enterprises, Inc., Cl. A	71,987		3,086,803
USANA Health Sciences, Inc.	16,534	[a]	966,247
WD-40 Co.	19,710	[b]	3,440,183
			22,708,184

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Insurance - 2.6%
Ambac Financial Group, Inc.	65,913	[a]	1,098,111
American Equity Investment Life Holding Co.	100,674		4,797,116
AMERISAFE, Inc.	27,727		1,527,203
Assured Guaranty Ltd.	87,021		5,447,515
Employers Holdings, Inc.	39,633		1,738,700
Genworth Financial, Inc., Cl. A	724,677	[a]	4,000,217
HCI Group, Inc.	10,374	[b]	520,879
Horace Mann Educators Corp.	59,994		2,136,386
James River Group Holdings Ltd.	54,807		1,241,927
Mercury General Corp.	39,103	[b]	1,397,150
Palomar Holdings, Inc.	36,408	[a]	1,860,813
ProAssurance Corp.	77,679		1,506,196
Safety Insurance Group, Inc.	21,481		1,812,782
SiriusPoint Ltd.	123,968	[a]	940,917
Stewart Information Services Corp.	39,435		1,883,810
Trupanion, Inc.	51,056	[a,b]	3,013,325
United Fire Group, Inc.	31,934		1,005,602
Universal Insurance Holdings, Inc.	40,748		519,130
			36,447,779
Materials - 5.7%
AdvanSix, Inc.	40,344		1,744,475
American Vanguard Corp.	40,253		909,315
Arconic Corp.	147,292	[a]	3,462,835
ATI, Inc.	187,834	[a]	6,835,279
Balchem Corp.	46,640		6,092,583
Carpenter Technology Corp.	70,184		3,389,185
Century Aluminum Co.	72,547	[a]	815,428
Clearwater Paper Corp.	24,907	[a]	961,659
Compass Minerals International, Inc.	49,349		2,302,624
FutureFuel Corp.	36,303		336,529
H.B. Fuller Co.	77,377		5,346,751
Hawkins, Inc.	27,259		1,063,101
Haynes International, Inc.	17,804		991,505
Innospec, Inc.	35,788		4,044,760
Kaiser Aluminum Corp.	23,369		2,045,255
Koppers Holdings, Inc.	30,794		1,065,780
Livent Corp.	260,338	[a,b]	6,747,961
Materion Corp.	29,647		2,675,642
Mativ Holdings, Inc.	79,349	[b]	2,186,858
Mercer International, Inc.	58,681		747,009
Minerals Technologies, Inc.	47,234		3,280,401
Myers Industries, Inc.	53,381		1,285,414
O-I Glass, Inc.	224,363	[a]	4,318,988

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 5.7% (continued)
Olympic Steel, Inc.	14,202		628,296
Quaker Chemical Corp.	19,872	[b]	3,912,201
Rayonier Advanced Materials, Inc.	93,088	[a]	645,100
Stepan Co.	30,784		3,381,315
SunCoke Energy, Inc.	120,631		1,098,948
Sylvamo Corp.	48,364		2,298,741
TimkenSteel Corp.	57,433	[a]	1,129,707
Tredegar Corp.	35,046		425,108
Trinseo PLC	50,764	[b]	1,408,701
Warrior Met Coal, Inc.	74,826		2,834,409
			80,411,863
Media & Entertainment - 1.3%
AMC Networks, Inc., Cl. A	40,749	[a]	754,264
Cars.com, Inc.	89,601	[a]	1,532,177
Cinemark Holdings, Inc.	156,452	[a]	1,868,037
Gannett Co., Inc.	205,650	[a]	464,769
QuinStreet, Inc.	71,908	[a]	1,102,350
Scholastic Corp.	42,875		1,896,790
Shutterstock, Inc.	35,142		2,645,138
TechTarget, Inc.	39,533	[a]	1,958,069
The E.W. Scripps Company, Cl. A	84,504	[a]	1,263,335
The Marcus Corp.	34,859	[b]	527,765
Thryv Holdings, Inc.	43,622	[a]	975,824
Yelp, Inc.	101,442	[a]	3,196,437
			18,184,955
Pharmaceuticals Biotechnology & Life Sciences - 4.3%
Amphastar Pharmaceuticals, Inc.	55,192	[a]	1,670,110
ANI Pharmaceuticals, Inc.	17,622	[a,b]	788,232
Anika Therapeutics, Inc.	21,812	[a]	676,390
Arcus Biosciences, Inc.	76,312	[a]	1,650,629
Avid Bioservices, Inc.	90,949	[a,b]	1,439,723
BioLife Solutions, Inc.	49,194	[a,b]	1,153,107
Cara Therapeutics, Inc.	64,940	[a]	758,499
Catalyst Pharmaceuticals, Inc.	138,267	[a]	2,141,756
Coherus Biosciences, Inc.	95,025	[a]	805,812
Collegium Pharmaceutical, Inc.	48,653	[a]	1,366,176
Corcept Therapeutics, Inc.	139,054	[a]	3,178,774
Cytokinetics, Inc.	136,900	[a]	5,815,512
Dynavax Technologies Corp.	172,581	[a]	1,963,972
Eagle Pharmaceuticals, Inc.	15,806	[a]	536,456
Emergent BioSolutions, Inc.	65,756	[a]	867,322
Enanta Pharmaceuticals, Inc.	28,511	[a]	1,521,917
Harmony Biosciences Holdings, Inc.	43,017	[a]	2,072,129
Innoviva, Inc.	90,629	[a]	1,146,457

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.3% (continued)
Ironwood Pharmaceuticals, Inc.	193,135	[a,b]	2,224,915
iTeos Therapeutics, Inc.	35,162	[a]	734,886
Ligand Pharmaceuticals, Inc.	23,186	[a]	1,616,064
Myriad Genetics, Inc.	118,101	[a]	2,328,952
Nektar Therapeutics	269,895	[a]	734,114
OmniAb, Inc.	9,476	[a,e]	0
OmniAb, Inc.	9,476	[a,e]	0
Organogenesis Holdings, Inc.	97,546	[a]	249,718
Pacira Biosciences, Inc.	66,682	[a]	2,618,602
Phibro Animal Health Corp., Cl. A	28,463		438,330
Prestige Consumer Healthcare, Inc.	71,829	[a]	4,723,475
REGENXBIO, Inc.	55,293	[a]	1,283,351
Supernus Pharmaceuticals, Inc.	78,743	[a]	3,229,250
uniQure NV	60,495	[a,b]	1,285,519
Vanda Pharmaceuticals, Inc.	82,744	[a]	635,474
Vericel Corp.	68,243	[a]	1,874,635
Vir Biotechnology, Inc.	109,997	[a]	3,250,411
Xencor, Inc.	86,939	[a,b]	2,862,032
			59,642,701
Real Estate - 7.9%
Acadia Realty Trust	139,053	[c]	2,159,493
Agree Realty Corp.	128,552	[c]	9,593,836
Alexander & Baldwin, Inc.	104,566	[c]	2,093,411
American Assets Trust, Inc.	74,909	[c]	2,131,910
Anywhere Real Estate, Inc.	158,573	[a]	1,344,699
Armada Hoffler Properties, Inc.	98,760	[c]	1,252,277
Brandywine Realty Trust	248,028	[c]	1,627,064
CareTrust REIT, Inc.	140,724	[c]	2,915,801
Centerspace	21,968	[c]	1,485,476
Chatham Lodging Trust	71,254	[c]	1,012,519
Community Healthcare Trust, Inc.	34,037	[c]	1,459,507
Cushman & Wakefield PLC	235,605	[a,b]	3,399,780
DiamondRock Hospitality Co.	304,157	[c]	2,929,032
Douglas Elliman, Inc.	96,397		449,210
Easterly Government Properties, Inc.	130,962	[b,c]	2,126,823
Elme Communities	126,937	[c]	2,437,190
Essential Properties Realty Trust, Inc.	206,642	[c]	5,265,238
Four Corners Property Trust, Inc.	122,259	[b,c]	3,516,169
Franklin Street Properties Corp.	133,108	[c]	409,973
Getty Realty Corp.	61,515	[c]	2,240,991
Global Net Lease, Inc.	152,344	[b,c]	2,277,543
Hersha Hospitality Trust, Cl. A	50,362	[c]	463,330
Hudson Pacific Properties, Inc.	185,074	[c]	2,107,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate - 7.9% (continued)
Industrial Logistics Properties Trust	97,495	[c]	429,953
Innovative Industrial Properties, Inc.	40,410	[c]	3,628,010
iStar, Inc.	127,351	[a,c]	1,181,817
LTC Properties, Inc.	58,644	[c]	2,237,269
LXP Industrial Trust	399,322	[c]	4,612,169
Marcus & Millichap, Inc.	35,868	[a,b]	1,299,856
NexPoint Residential Trust, Inc.	32,906	[c]	1,661,753
Office Properties Income Trust	71,775	[c]	1,231,659
Orion Office REIT, Inc.	81,397	[b,c]	785,481
Outfront Media, Inc.	211,121	[b,c]	4,201,308
RE/MAX Holdings, Inc., Cl. A	25,955		592,034
Retail Opportunity Investments Corp.	180,876	[c]	2,863,267
RPT Realty	125,039	[c]	1,310,409
Safehold, Inc.	34,954	[c]	1,221,992
Saul Centers, Inc.	19,115	[c]	818,313
Service Properties Trust	241,104	[c]	2,148,237
SITE Centers Corp.	266,857	[c]	3,642,598
Summit Hotel Properties, Inc.	155,819	[c]	1,327,578
Sunstone Hotel Investors, Inc.	305,368	[c]	3,355,994
Tanger Factory Outlet Centers, Inc.	151,742	[c]	2,899,790
The St. Joe Company	48,948	[b]	2,305,451
Uniti Group, Inc.	343,320	[c]	2,262,479
Universal Health Realty Income Trust	18,184	[c]	996,665
Urban Edge Properties	169,319	[c]	2,666,774
Urstadt Biddle Properties, Inc., Cl. A	42,685	[c]	801,624
Veris Residential, Inc.	115,955	[a,c]	2,006,021
Whitestone REIT	69,498	[c]	723,474
Xenia Hotels & Resorts, Inc.	166,874	[c]	2,486,423
			110,397,663
Retailing - 5.1%
Abercrombie & Fitch Co., Cl. A	71,161	[a]	2,060,823
Academy Sports & Outdoors, Inc.	115,394		6,741,317
American Eagle Outfitters, Inc.	251,783	[a,b]	4,063,778
America's Car-Mart, Inc.	8,566	[a,b]	737,875
Asbury Automotive Group, Inc.	32,123	[a]	7,067,060
Bed Bath & Beyond, Inc.	113,505	[a,b]	320,084
Big Lots, Inc.	41,457	[b]	678,237
Boot Barn Holdings, Inc.	43,231	[a]	3,609,356
Caleres, Inc.	53,550		1,393,371
Chico's FAS, Inc.	179,814	[a]	947,620
Designer Brands, Inc., Cl. A	71,943		741,732
Genesco, Inc.	17,777	[a]	858,451
Group 1 Automotive, Inc.	21,085		4,509,027
Guess?, Inc.	43,944		1,018,182

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Retailing - 5.1% (continued)
Haverty Furniture Cos.	18,740		654,401
Hibbett, Inc.	18,871		1,252,280
Leslie's, Inc.	215,170	[a]	3,332,983
Liquidity Services, Inc.	39,649	[a]	594,338
MarineMax, Inc.	31,052	[a]	970,375
Monro, Inc.	45,562		2,319,106
National Vision Holdings, Inc.	114,390	[a]	4,701,429
PetMed Express, Inc.	31,649	[b]	679,821
Rent-A-Center, Inc.	72,148	[b]	1,940,060
Sally Beauty Holdings, Inc.	156,605	[a]	2,439,906
Shoe Carnival, Inc.	24,747		675,841
Signet Jewelers Ltd.	67,117	[b]	5,155,257
Sleep Number Corp.	31,477	[a]	1,082,179
Sonic Automotive, Inc., Cl. A	24,400		1,310,524
The Aaron's Company, Inc.	44,747		655,544
The Buckle, Inc.	43,330		1,906,520
The Children's Place, Inc.	18,784	[a]	852,230
The ODP Corp.	58,623	[a]	3,024,947
Urban Outfitters, Inc.	86,875	[a]	2,379,506
Zumiez, Inc.	23,136	[a]	597,603
			71,271,763
Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor Ltd.	32,764	[a]	1,079,901
Axcelis Technologies, Inc.	47,594	[a]	5,232,960
CEVA, Inc.	33,276	[a]	1,102,101
Cohu, Inc.	69,098	[a]	2,493,056
Diodes, Inc.	65,994	[a]	5,886,005
FormFactor, Inc.	111,989	[a]	3,151,370
Ichor Holdings Ltd.	42,010	[a]	1,419,938
Kulicke & Soffa Industries, Inc.	83,996	[b]	4,292,196
MaxLinear, Inc.	105,464	[a]	4,345,117
Onto Innovation, Inc.	71,868	[a]	5,652,418
PDF Solutions, Inc.	42,629	[a]	1,354,750
Photronics, Inc.	89,155	[a]	1,615,489
Rambus, Inc.	155,996	[a]	6,313,158
Semtech Corp.	91,793	[a]	3,031,923
SMART Global Holdings, Inc.	70,651	[a,b]	1,214,491
Ultra Clean Holdings, Inc.	66,012	[a]	2,221,304
Veeco Instruments, Inc.	75,766	[a]	1,504,713
			51,910,890
Software & Services - 3.9%
8x8, Inc.	159,355	[a]	750,562
A10 Networks, Inc.	91,683		1,419,253
Adeia, Inc.	151,039		1,653,877

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 3.9% (continued)
Agilysys, Inc.	28,565	[a]	2,386,891
Alarm.com Holdings, Inc.	72,843	[a]	3,904,385
Cerence, Inc.	57,063	[a]	1,399,185
Consensus Cloud Solutions, Inc.	25,860	[a]	1,519,792
CSG Systems International, Inc.	43,802		2,613,665
Digital Turbine, Inc.	132,054	[a,b]	2,292,457
DoubleVerify Holdings, Inc.	107,450	[a]	2,921,565
Ebix, Inc.	34,073		649,431
EVERTEC, Inc.	95,013		3,509,780
InterDigital, Inc.	43,063		3,012,257
LivePerson, Inc.	100,798	[a]	1,298,278
Liveramp Holdings, Inc.	96,419	[a]	2,580,172
OneSpan, Inc.	50,229	[a]	693,662
Payoneer Global, Inc.	287,512	[a]	1,713,572
Perficient, Inc.	50,513	[a]	3,745,034
Progress Software Corp.	62,671		3,324,070
Sabre Corp.	478,518	[a,b]	3,258,708
SPS Commerce, Inc.	52,310	[a]	7,118,345
TTEC Holdings, Inc.	27,547	[a]	1,400,489
Unisys Corp.	97,564	[a]	527,821
Xperi, Inc.	59,830	[a]	619,240
			54,312,491
Technology Hardware & Equipment - 5.5%
ADTRAN Holdings, Inc.	101,685		1,918,796
Advanced Energy Industries, Inc.	54,179		5,024,560
Arlo Technologies, Inc.	131,618	[a]	493,567
Avid Technology, Inc.	48,395	[a,b]	1,466,852
Badger Meter, Inc.	42,397		4,913,812
Benchmark Electronics, Inc.	50,481		1,412,963
Clearfield, Inc.	16,671	[a]	1,191,310
Comtech Telecommunications Corp.	40,851		647,897
Corsair Gaming, Inc.	54,913	[a]	863,781
CTS Corp.	46,615		2,074,834
Digi International, Inc.	51,489	[a]	1,750,111
ePlus, Inc.	39,094	[a]	1,946,099
Extreme Networks, Inc.	189,547	[a]	3,417,532
Fabrinet	53,069	[a]	6,987,065
FARO Technologies, Inc.	26,876	[a]	738,552
Harmonic, Inc.	151,834	[a]	1,999,654
Insight Enterprises, Inc.	43,951	[a]	4,954,157
Itron, Inc.	65,904	[a,b]	3,787,503
Knowles Corp.	133,029	[a,b]	2,558,148
Methode Electronics, Inc.	52,912		2,526,019
NETGEAR, Inc.	42,466	[a]	848,046

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Technology Hardware & Equipment - 5.5% (continued)
NETSCOUT Systems, Inc.	100,018	[a]	3,210,578
OSI Systems, Inc.	22,667	[a]	2,146,792
PC Connection, Inc.	16,406		804,386
Plexus Corp.	40,101	[a]	3,849,295
Rogers Corp.	27,428	[a]	3,828,675
Sanmina Corp.	83,352	[a]	5,078,637
ScanSource, Inc.	36,634	[a]	1,206,358
TTM Technologies, Inc.	148,849	[a]	2,339,906
Viavi Solutions, Inc.	326,587	[a]	3,690,433
			77,676,318
Telecommunication Services - .8%
ATN International, Inc.	15,553		760,231
Cogent Communications Holdings, Inc.	61,774		4,235,843
Consolidated Communications Holdings, Inc.	110,563	[a]	480,949
Gogo, Inc.	94,346	[a]	1,582,182
Shenandoah Telecommunications Co.	73,576		1,438,411
Telephone and Data Systems, Inc.	145,861		1,950,162
			10,447,778
Transportation - 2.1%
Allegiant Travel Co.	22,880	[a]	1,968,366
ArcBest Corp.	35,501		2,962,558
Atlas Air Worldwide Holdings, Inc.	37,238	[a]	3,806,096
Forward Air Corp.	38,469		4,148,882
Hawaiian Holdings, Inc.	73,703	[a]	908,021
Heartland Express, Inc.	66,601		1,120,229
Hub Group, Inc., Cl. A	47,202	[a]	4,024,915
Marten Transport Ltd.	83,481		1,844,095
Matson, Inc.	55,027		3,638,385
RXO, Inc.	166,191	[a,b]	3,044,619
SkyWest, Inc.	74,014	[a]	1,536,531
Sun Country Airlines Holdings, Inc.	47,730	[a,b]	891,119
			29,893,816
Utilities - 2.3%
American States Water Co.	53,566		5,044,310
Avista Corp.	107,763		4,299,744
California Water Service Group	79,602		4,869,254
Chesapeake Utilities Corp.	25,844		3,258,412
Middlesex Water Co.	25,529		2,140,862
Northwest Natural Holding Co.	50,882		2,551,223
SJW Group	38,699		2,995,690
South Jersey Industries, Inc.	177,336		6,400,056

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Utilities - 2.3% (continued)
Unitil Corp.		23,215		1,211,127
				32,770,678
Total Common Stocks (cost $914,824,814)				1,392,872,385

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Core S&P Small-Cap ETF (cost $3,282,358)		35,103		3,638,075
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,412,390)	4.41	4,412,390	[f]	4,412,390

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $7,133,883)	4.41	7,133,883	[f]	7,133,883
Total Investments (cost $929,653,445)		100.5%		1,408,056,733
Liabilities, Less Cash and Receivables		(.5%)		(6,625,987)
Net Assets		100.0%		1,401,430,746

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $114,687,400 and the value of the collateral was $114,428,625, consisting of cash collateral of $7,133,883 and U.S. Government & Agency securities valued at $107,294,742. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At January 31, 2023, the value of these securities amounted to $2,150,772 or .15% of net assets.

e The fund held Level 3 securities at January 31, 2023. These securities were valued at $0 or .0% of net assets.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	72	3/17/2023	6,593,061	6,981,840	388,779
Gross Unrealized Appreciation				388,779

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,390,721,613	2,150,772	††	-	1,392,872,385
Exchange-Traded Funds	3,638,075	-		-	3,638,075
Investment Companies	11,546,273	-		-	11,546,273
Other Financial Instruments:
Futures†††	388,779	-		-	388,779

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2023, accumulated net unrealized appreciation on investments was $478,403,288, consisting of $590,591,896 gross unrealized appreciation and $112,188,608 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.